DEBT (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT INSTRUMENTS
The following table presents the components of outstanding debt (in thousands):

	March 31, 2021	December 31, 2020
Term loan	$189,546	$190,541
Revolving credit facility	4,000	4,000
Delayed draw term loan	8,194	8,236
Notes payable - insurance premium	247	1,074
Total debt	201,987	203,851
Unamortized debt issuance costs	(2,060)	(2,293)
Debt, net	199,927	201,558
Current portion of long-term debt	(7,141)	(7,967)
Long-term debt	$192,786	$193,591

The following table presents the components of outstanding debt (in thousands):

	December 31, 2020	December 31, 2019
Term loan	$190,541	$194,810
Revolving credit facility	4,000	5,000
Delayed draw term loan	8,236	8,429
Notes payable- insurance premium	1,074	—
Total debt	203,851	208,239
Unamortized debt issuance costs	(2,293)	(3,041)
Debt, net	201,558	205,198
Current portion of long-term debt	(7,967)	(4,150)
Long-term debt	$193,591	$201,048

SCHEDULE OF MATURITIES OF LONG-TERM DEBT	The scheduled maturities of our total debt are estimated as follows at March 31, 2021 (in thousands):

(in thousands)
2021	7,141
2022	8,000
2023	186,846
2024	$—
2025 and thereafter	$—
$201,987
The scheduled maturities of our total debt are estimated as follows at December 31, 2020 (in thousands):

(in thousands)
2021	$7,967
2022	8,000
2023	187,884
2024	—
2025 and thereafter	—
$203,851